SCHEDULE OF GENERAL ADMINISTRATIVE EXPENSE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
General And Administrative Expenses
Staff costs	$ 370,826	$ 383,959	$ 294,539
Audit fees	171,667	1,667	1,410
Insurance	2,131	1,559	24,257
Travel expenses	45,056	69,383	52,185
Depreciation Charge and Amortization of right-of-use assets	50,834	61,484	11,350
Allowance for expected credit loss	44,765	335	(33,351)
Others	73,447	70,345	70,791
Total	$ 758,726	$ 588,732	$ 421,181